LEASES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease right-of-use assets	$ 37	$ 55
Operating lease liabilities, current	19	19
Operating lease liabilities, long-term	$ 15	$ 38
Weighted average remaining lease term (in years)	1 year 9 months	2 years 9 months
Weighted average discount rate	7.85%	7.85%